Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current receivables due from related parties	$ 5,313,079	$ 3,278,685
Non-current receivables due from related parties	132,555	118,122
CLP [Member]
Statement [Line Items]
Current receivables due from related parties	$ 5,313,079	$ 3,278,685
Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Current receivables due from related parties	$ 1,038	$ 1,334
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Carlos Mackenna Iiguez [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary director
Current receivables due from related parties	$ 38	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Chile Chico Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,029,109-9
Inversiones Chile Chico Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	1,928
Description of transactions with related party	Services provided
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 12,106	19,475
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Sale of shares
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	0
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Non-current receivables due from related parties	$ 42,506	$ 0
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7	76,079,669-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Minera Antucoya [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	$ 350
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Tv Medios Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,111,872-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	22
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Vina Tabali S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 543	$ 1,437
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 238	$ 30,888
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inversiones Alabama Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	2,046
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Hapag-Lloyd Chile SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 219	2,948
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Diwatts [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 713	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Río Elqui SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 10,943	$ 11,845
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2	76,727,040-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Minera Centinela [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	$ 1,081
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Origen Patagnico SpA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 1,383	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 11,792	$ 22,755
Description of transactions with related party	Services provided
Description of functional currency	CLP
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 2,053,679	$ 1,277,205
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Servipag Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Servipag Ltda [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Current receivables due from related parties	$ 2,554	$ 0
Description of functional currency	CLP
Inversiones PFI Chile Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 311,962	$ 380,253
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inmobiliaria e Inversiones Rio Claro S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,306,560-6
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 193	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Sonacol S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Sonacol S.A. [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Current receivables due from related parties	$ 455	0
Description of functional currency	CLP
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 11,828	5,453
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 5,716	2,898
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 800,000	800,000
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 37,013	33,827
Description of transactions with related party	Loan
Description of functional currency	UF
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Supply Contract [Member] | UF [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	48,353
Description of transactions with related party	Sales of products
Description of functional currency	UF
Watts S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 7,275	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,781	2,173
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Nestle Chile S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Description of transactions with related party	Services provided
Nestle Chile S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 83	0
Description of functional currency	CLP
Invexans S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	32
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current receivables due from related parties	$ 2,327	2,141
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,039	6,841
Description of transactions with related party	Sales of products
Description of functional currency	CLP
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,573	$ 85
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,984	$ 3,218
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 153,688	$ 177,270
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Y Rentas S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Inversiones Y Rentas S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Controller
Current receivables due from related parties	$ 0	$ 2,708
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 773	2,325
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,293	889
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Portuaria Corral SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,610,780-4
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 466	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,056	1,028
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transportes Fluviales Corral S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 927	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transbank S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 64	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Minera Los Pelambres S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,790,240-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	588
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Agricola El Cerrito S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,819,020-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	22
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Radiodifusin SpA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 64	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	32
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Proteccin y Seguridad SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,892,490-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	248
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Vicente Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,387	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Antonio Terminal Internacional S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	9,516
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cervecera Austral SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Cervecera Austral SA [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Agrícola Valle Nuevo S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,922,250-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	32
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Rosario S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,951,040-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	65
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 48,428	9,767
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Muellaje del Maipo SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Current receivables due from related parties	$ 3,260	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,511,240-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,289	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Foods Compania de Alimentos CCU S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse send [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	17,626
Description of transactions with related party	Services provided
Description of functional currency	CLP
Central Cervecera de Colombia S.A.S. [Member] | Sales of products [Member] | USD [Member]
Statement [Line Items]
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 17,977	$ 0
Description of transactions with related party	Services provided
Description of functional currency	USD
Central Cervecera de Colombia S.A.S. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Heineken Brouwerijen B.V. [Member] | Services provided [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
QSR S.A. [Member] | Sales of products [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 57	$ 688
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Sales of products
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member] | USD [Member]
Statement [Line Items]
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	$ 77,375
Description of transactions with related party	Sales of products
Description of functional currency	USD
Cerveceria Austral S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 1,387,990	126,755
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cerveceria Austral S.A. [Member] | Remittanse send [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 876	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	UF
Non-current receivables due from related parties	$ 90,049	$ 118,122
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Cervecera Kunstmann Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 393,062	$ 192,227
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cervecera Kunstmann Ltda [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,148,200-5
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 13,947	$ 936
Description of transactions with related party	Sales of products
Description of functional currency	CLP